Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,933	$ 4,420
Additions for tax positions of prior years	474	4,392
Additions for tax positions of current year	879	557
Settlements	(474)	(1,436)
Reductions for tax positions of prior years	(845)
Lapses of statutes of limitations	(778)
Effect of foreign currency adjustments	223
Ending balance	$ 7,412	$ 7,933